Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of grants
Government grants	€ 18,191	€ 7,228
United States
Disclosure of grants
Remaining amount of government grants received	41,079		$ 46,078	€ 54,897	$ 62,176
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities	€ 226,920		$ 251,904	€ 390,754	$ 442,568